OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Liabilities (Details) - CLP ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current
Other current financial liabilities		$ 110,330,460	$ 52,997,001
Non-current
Other non-current financial liabilities		1,066,543,247	1,044,325,833
Bank liabilities
Current
Other current financial liabilities	[1]	56,401,282	1,500,909
Non-current
Other non-current financial liabilities	[1]		13,403,691
Bonds payable
Current
Other current financial liabilities	[1],[2]	29,800,608	27,479,415
Non-current
Other non-current financial liabilities	[1],[2]	1,003,864,048	953,660,440
Deposits in guarantee
Current
Other current financial liabilities		14,136,175	12,632,184
Derivative contract liabilities
Current
Other current financial liabilities		361,384	1,458,210
Non-current
Other non-current financial liabilities		41,788,078	52,449,925
Leasing agreements
Current
Other current financial liabilities	[1]	9,631,011	9,926,283
Non-current
Other non-current financial liabilities	[1]	$ 20,891,121	$ 24,811,777

[1]	Financial instruments such as: Cash and Cash Equivalents, Trade debtors and Other Accounts Receivable, Accounts Receivable related companies, Bottle Guarantee Deposits Trade Accounts Payable, and Other Accounts Payable related companies present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.
[2]	Amounts net of issuance expenses and discounts related to issuance.